Equity accounted investments - Equity accounted investments total carrying value (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Equity accounted investments
Carrying value of equity accounted investment	R 14,804	R 12,684
Other equity accounted investments
Equity accounted investments
Carrying value of equity accounted investment	582	435
Enaex Africa (Pty) Ltd
Equity accounted investments
Carrying value of equity accounted investment	R 402	309
Interest in associates (as a percent)	23.00%
Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)
Equity accounted investments
Carrying value of equity accounted investment	R 2,823	2,753
Interest in associates (as a percent)	20.00%
ORYX GTL
Equity accounted investments
Carrying value of equity accounted investment	R 10,693	8,920
Interest in joint ventures (as a percent)	49.00%
Sasol Dyno Nobel Pty Ltd
Equity accounted investments
Carrying value of equity accounted investment	R 304	R 267
Interest in joint ventures (as a percent)	50.00%